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                      FIRST AMERICAN INVESTMENT FUNDS, INC.

                         SUPPLEMENT DATED APRIL 28, 2009
          TO THE QUANTITATIVE FUNDS PROSPECTUS DATED FEBRUARY 27, 2009

Effective immediately, the Class R shares of Quantitative Large Cap Core Fund, Quantitative Large Cap Growth Fund and Quantitative Large Cap Value Fund are closed to new investors and to additional purchases by existing shareholders.

To request a copy of the Prospectus, please call 800 677-FUND.

             PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE

                                                                   FAIF-QUANTPRO